EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
EARNINGS PER SHARE
Anti-dilutive common stock equivalents were excluded from the calculation of diluted loss per share as follows

	Nine Months Ended
	September 30,
	2016	2015
Stock options	108,298	108,583
Warrants	327,575	327,955
Restricted stock units	19,389	35,320
Total	455,262	471,858

	Years Ended
	December 31,
	2015	2014
Stock options	1,451,298	740,954
Warrants	4,585,644	4,587,359
Restricted stock units	479,476	641,834
Total	6,516,418	5,970,147